Average Annual Total Returns - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund	Mar. 01, 2025
Fidelity Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.65%
Past 5 years	1.03%
Past 10 years	2.41%
Fidelity Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.65%
Past 5 years	0.98%
Past 10 years	2.28%
Fidelity Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.19%
Past 5 years	1.41%
Past 10 years	2.51%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
LB083
Average Annual Return:
Past 1 year	0.88%
Past 5 years	0.95%
Past 10 years	2.38%